Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.62894%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,387,258.17

Principal:
Principal Collections	$21,828,717.35
Prepayments in Full	$10,363,185.77
Liquidation Proceeds	$404,742.63
Recoveries	$72,780.79
Sub Total	$32,669,426.54
Collections	$34,056,684.71

Purchase Amounts:
Purchase Amounts Related to Principal	$288,193.86
Purchase Amounts Related to Interest	$1,207.91
Sub Total	$289,401.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,346,086.48

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,346,086.48
Servicing Fee	$572,864.00	$572,864.00	$0.00	$0.00	$33,773,222.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,773,222.48
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,773,222.48
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,773,222.48
Interest - Class A-3 Notes	$538,007.51	$538,007.51	$0.00	$0.00	$33,235,214.97
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$33,018,414.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,018,414.97
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$32,930,401.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,930,401.64
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$32,867,259.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,867,259.64
Regular Principal Payment	$30,050,072.26	$30,050,072.26	$0.00	$0.00	$2,817,187.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,817,187.38
Residual Released to Depositor	$0.00	$2,817,187.38	$0.00	$0.00	$0.00
Total		$34,346,086.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,050,072.26
Total					$30,050,072.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,050,072.26	$66.56	$538,007.51	$1.19	$30,588,079.77	$67.75
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$30,050,072.26	$19.12	$905,962.84	$0.58	$30,956,035.10	$19.70

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$386,592,220.03	0.8562397	$356,542,147.77	0.7896836
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$600,682,220.03	0.3821644	$570,632,147.77	0.3630460

Pool Information
Weighted Average APR	2.327%	2.315%
Weighted Average Remaining Term	36.06	35.24
Number of Receivables Outstanding	42,348	41,361
Pool Balance	$687,436,796.45	$654,055,413.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$633,839,393.52	$603,288,600.51
Pool Factor	0.4001323	0.3807022

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$50,766,812.87
Targeted Overcollateralization Amount	$83,423,265.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,423,265.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$496,543.46
(Recoveries)		110	$72,780.79
Net Loss for Current Collection Period			$423,762.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7397%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4881%
Second Prior Collection Period			0.7585%
Prior Collection Period			0.6005%
Current Collection Period			0.7581%
Four Month Average (Current and Prior Three Collection Periods)			0.6513%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2695	$11,111,439.63
(Cumulative Recoveries)			$1,301,942.95
Cumulative Net Loss for All Collection Periods			$9,809,496.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5710%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,122.98
Average Net Loss for Receivables that have experienced a Realized Loss			$3,639.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	423	$8,714,027.32
61-90 Days Delinquent	0.12%	44	$792,555.24
91-120 Days Delinquent	0.04%	10	$277,936.65
Over 120 Days Delinquent	0.15%	38	$986,449.59
Total Delinquent Receivables	1.65%	515	$10,770,968.80

Repossession Inventory:
Repossessed in the Current Collection Period		22	$618,605.48
Total Repossessed Inventory		42	$989,491.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2081%
Prior Collection Period			0.2243%
Current Collection Period			0.2224%
Three Month Average			0.2183%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3145%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer